Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
Kreos 1 & 2 bond loans	11,700	4,730	—
Lease liabilities	43	839	160
PGE	4,715	3,558	2,402
Borrowings	16,458	9,127	2,563
Oceane	18,191	19,332	—
Heights convertible notes	—	—	20,652
Kreos / Claret convertible notes (OCABSA)	—	—	21,643
Convertible loan notes	18,191	19,332	42,295
Kreos A & B BSA	4,003	424	—
Oceane conversion option	5,929	142	—
Derivative instruments	9,932	566	—
Conditional advances Bpifrance	5,659	3,262	3,262
Royalty certificates	—	3,287	12,229
Other financial liabilities	5,659	6,549	15,491
Total non-current financial liabilities	50,240	35,573	60,349

Kreos 1 & 2 bond loans	9,410	8,252	—
Lease liabilities	170	545	379
PGE	27	1,280	1,276
Borrowings	9,608	10,077	1,655
OCEANE	625	625	—
Heights convertible notes	—	—	8,952
Convertible loan notes	625	625	8,952
Conditional advances Bpifrance	1,112	3,521	3,509
Prosynergia earn-out liability	—	—	—
Other financial liabilities	1,112	3,521	3,509
Kreos / Claret BSA	—	—	2,579
Derivative instruments	—	—	2,579
Total current financial liabilities	11,345	14,224	16,696
Total financial liabilities	61,585	49,797	77,045

Disclosure of main data and assumptions used for the measurement of other equity instruments

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2021	€31.60	€23.92	0.00 €	2022-07-31	49.0%	-1.00%
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	0.00 €	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	0.00 €	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	0.00 €	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	0.00 €	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	0.00 €	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	0.00 €	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	0.00 €	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	0.00 €	N/A	N/A	N/A
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023
Number of outstanding BSA	214,198	214,198
Exercise price per share	€18.67	€18.67
Ordinary share price	€17.10	€9.82
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)
Dividend	—%	—%
Risk-free rate	3.00%	2.30%
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023
Number of outstanding BSA	405,832	405,832
of which, number of conditional BSA	202,915	202,915
Exercise price per share	€9.86	€9.86
Ordinary share price	€8.89	€9.82
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)
Dividend	—%	—%
Risk-free rate	3.0%	2.3%
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659
The Kreos A BSA and Kreos B BSA are measured at fair value using a Black-Scholes valuation model. The main data and assumptions are the following:

Kreos A BSA - June 1, 2018	As of and for the year ended December 31, 2021	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos A BSA	110,957	110,957	110,957
Exercise price per share	€7.21	€7.21	€7.21
Ordinary share price	€28.55	€6.18	€18.57
Residual maturity	6.6 years	5.6 years	0.0 years
Volatility	46.65%	44.01%	N/A
Dividend	—%	—%	N/A
Risk-free rate	0.13%	2.98%	N/A
Fair value of issued Kreos A BSA (in thousands of €)	2,478	275	1,261

Kreos B BSA - June 1, 2019	As of and for the year ended December 31, 2021	As of and for the year ended December 31, 2022	As of May 24, 2023 (exercise date)
Number of outstanding Kreos B BSA	74,766	74,766	74,766
Exercise price per share	€10.70	€10.70	€10.70
Ordinary share price	€28.55	€6.18	€18.57
Residual maturity	7.4 years	6.4 years	0.0 years
Volatility	46.65%	44.01%	N/A
Dividend	—%	—%	N/A
Risk-free rate	0.13%	2.96%	N/A
Fair value of issued Kreos B BSA (in thousands of €)	1,525	149	589

Disclosure of conditions for conditional loans notes drawdown	The amount available for drawdown under the second tranche will be determined based on the Group’s market capitalization and the average daily valued traded of ordinary shares (“ADVT”) over the three-month period preceding the drawdown, as follows:

Average market capitalization	ADVT	Maximum cumulated amount outstanding under both first and second tranches of the Heights Financing:
At least €700,000 thousand	At least €900 thousand	€45,000 thousand
At least €850,000 thousand	At least €1,250 thousand	€55,000 thousand
At least €1,000,000 thousand	At least €1,500 thousand	€65,000 thousand

Disclosure of main data and assumptions used for the measurement of convertible loan notes	The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF AUGUST 24, 2023	AS OF DECEMBER 31, 2023
Number of outstanding notes	350	350
Original principal amount (in thousands of €)	35,000	35,000
Interest rate	6%	6%
Conversion price per share	€23.77	€23.77
Ordinary share price	€16.74	€9.82
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity / voluntary conversion scenario probability	75%	75%
Initial price limit	€14.43	€14.43
Early redemption amount (put event)	120%	120%
Volatility	50%	50%
Credit spread	20%	20%
Risk-free rate	2.9%	2.3%
Fair value of Heights convertible notes (in thousands of €)	32,641	27,456
At inception, the net cash proceeds reflect the OCEANE initial fair value. The fair value of the bifurcated option at inception has been measured with a Monte Carlo model using a Longstaff Schwartz algorithm, with a 53% share price volatility, a 1,400 bp credit spread assumption and a €31.50 share price.

OCEANE	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF AUGUST 24, 2023
Risk free rate	-0.20%	3.05%	3.22%
Credit spread	1,159 bp	1,475 bp	1,398 bp
Ordinary share price	€28.55	€6.18	€16.74
Expected term	July 21, 2026	July 21, 2026	July 21, 2026
Volatility	47%	44.01%	37%
Dividend	—	—	—
Fair value of issued OCEANE (in thousands of €)	5,929	142	1,762

Disclosure of conditional advances	Conditional advances as of December 31, 2021, 2022 and 2023 are as follows:

(amounts in thousands of euros)
CONDITIONAL ADVANCES	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
RNP VIR – Bpifrance	4,103	4,171	4,232
CARENA – Bpifrance	2,423	2,454	2,485
EBOLA – Bpifrance	244	158	55
COVID-19 – Bpifrance	—	—	—
Total conditional advances	6,770	6,783	6,771

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF JANUARY 1, 2021	400
(+) Increase	62
(-) Decrease	(249)
AS OF DECEMBER 31, 2021	214

AS OF DECEMBER 31, 2021	214
(+) Increase	1,476
(-) Decrease	(305)
AS OF DECEMBER 31, 2022	1,384

AS OF DECEMBER 31, 2022	1,384
(+) Increase	350
(-) Decrease	(1,194)
AS OF DECEMBER 31, 2023	540

Disclosure of main data and assumptions used for the measurement of earn-out liability	The main data and
assumptions are the following:

Prosynergia earn-out	As of April 1, 2022	As of and for the period ended December 31, 2022
Risk free rate	(0.3)%	2.3%
Market capitalization (in thousands of €)	403,118	135,952
Ordinary share price (€)	24.15	6.18
Time to maturity	1 year	0.25 years
Volatility	61%	44%
Dividend	0	0
Fair value of the earn-out liability (in thousands of €)	(1,446)	—

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of December 31, 2021, 2022 and 2023:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos & Claret convertible notes (OCABSA )	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Prosynergia earn-out liability	Royalty certificates	Total
AS OF JANUARY 1, 2021	26,233	—	—	—	4,623	11,193	400	—	—	42,449
Proceeds	—	25,000	—	—	—	—	—	—	—	25,000
Repayments	(5,537)	—	—	—	—	(70)	(249)	—	—	(5,856)
Interest paid	—	—	—	—	—	—	—	—	—	—
Non-cash changes: interest expense and other	414	977	—	—	27	106	—	—	—	1,525
Non-cash changes: classification of the conversion option as a derivative instrument	—	(7,161)	—	—	—	—	—	—	—	(7,161)
Non-cash changes: subsidies	—	—	—	—	92	(4,459)	—	—	—	(4,367)
Non cash changes: additional leases	—	—	—	—	—	—	62	—	—	62

AS OF DECEMBER 31, 2021	21,110	18,816	—	—	4,742	6,770	214	—	—	51,653
Proceeds	—	—	—	—	—	—	—	—	2,931	2,931
Repayments	(9,410)	—	—	—	—	(90)	(305)	—	—	(9,806)
Interest paid	(2,456)	(1,496)	—	—	(54)	—	—	—	—	(4,006)
Non-cash changes: interest expense and other	3,738	2,636	—	—	150	102	—	—	356	6,983
Non-cash changes: classification of the conversion option as a derivative instrument	—	—	—	—	—	—	—	1,446	—	1,446
Non-cash changes: subsidies	—	—	—	—	—	—	—	(1,446)	—	(1,446)
Non cash changes: additional leases	—	—	—	—	—	—	1,476	—	—	1,476
AS OF DECEMBER 31, 2022	12,982	19,957	—	—	4,838	6,783	1,384	—	3,287	49,231
(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos & Claret convertible notes (OCABSA )	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Prosynergia earn-out liability	Royalty certificates	Total
AS OF DECEMBER 31, 2022	12,982	19,957	—	—	4,838	6,783	1,384	—	3,287	49,231
Proceeds	—	—	23,119	35,000	—	—	—	—	—	58,119
Repayments	(11,635)	(23,238)	—	(2,188)	(1,250)	(110)	(573)	—	—	(38,993)
Interest paid	(2,278)	(1,602)	(818)	(525)	(43)	—	(12)	—	—	(5,278)
Non-cash changes: classification of the warrants as a derivative instrument	—	—	(1,046)	—	—	—	—	—	—	(1,046)
Non-cash changes: classification of the conversion option in equity	—	—	(1,005)	—	—	—	—	—	—	(1,005)
Non-cash changes: (gain)/loss on recognition or derecognition	170	3,069	—	(212)	—	—	—	—	—	3,027
Non-cash changes: interest expense and other	760	1,814	1,393	727	133	98	12	—	2,521	7,459
Non-cash changes: amortized cost remeasurement	—	—	—	—	—	—	(543)	—	6,421	5,878
Non-cash changes: other fair value remeasurement	—	—	—	(3,198)	—	—	—	—	—	(3,198)
Non cash changes: additional leases	—	—	—	—	—	—	272	—	—	272
AS OF DECEMBER 31, 2023	—	—	21,643	29,605	3,678	6,771	540	—	12,229	74,466

Disclosure of changes in derivative instruments	Changes in derivative instruments, are presented below as of December 31, 2021, 2022 and 2023 :

(amounts in thousands of euros)	Kreos A BSA	Kreos B BSA	OCEANE conversion option	Kreos/Claret BSA	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2021	3,177	2,019	—	—	5,196
(+) Issuance	—	—	7,161	—	7,161
(+) Increase in fair value	—	—	—	—	—
(-) Decrease in fair value	(699)	(494)	(1,231)	—	(2,425)
AS OF DECEMBER 31, 2021	2,478	1,525	5,929	—	9,932
AS OF DECEMBER 31, 2021	2,478	1,525	5,929	—	9,932
(+) Increase in fair value	—	—	—	—	—
(-) Decrease in fair value	(2,203)	(1,376)	(5,787)	—	(9,366)
AS OF DECEMBER 31, 2022	275	149	142	—	566
AS OF DECEMBER 31, 2022	275	149	142	—	566
(+) Issuance	—	—	—	3,585	3,585
(+) Increase in fair value	986	440	1,620	—	3,046
(-) Decrease in fair value	—	—	—	(1,006)	(1,006)
(-) Repurchases	(489)	(339)	(1,762)	—	(2,591)
(-) Exercises	(771)	(250)	—	—	(1,021)
AS OF DECEMBER 31, 2023	—	—	—	2,579	2,579

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2021, 2022 and 2023. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2021
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	21,110	25,960	11,862	9,034	5,065	—
Oceane	18,816	31,750	1,500	1,500	28,750	—
PGE	4,742	5,227	54	1,293	3,880	—
Conditional advances BPI	6,770	7,008	1,152	1,338	4,518	—
Lease liabilities	214	220	175	14	31	—
Derivative instruments	9,932	9,932	—	—	5,929	4,003
Total financial liabilities	61,585	80,098	14,743	13,179	48,173	4,003

	AS OF DECEMBER 31, 2022
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	12,982	14,098	9,034	5,065	—	—
Oceane	19,957	31,000	1,500	1,500	28,000	—
PGE	4,838	5,173	1,293	1,293	2,586	—
Conditional advances BPI	6,783	6,813	3,697	1,490	1,626	—
Royalty certificates	3,287	—	—	—	—	—
Lease liabilities	1,384	1,403	558	557	289	—
Derivative instruments	566	566	142	—	424	—
Total financial liabilities	49,797	59,053	16,223	9,905	32,925	—

	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances BPI	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2021, 2022 and 2023. The amounts are gross and undiscounted, and include contractual interest payments.

	AS OF DECEMBER 31, 2021
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	21,110	25,960	11,862	9,034	5,065	—
Oceane	18,816	31,750	1,500	1,500	28,750	—
PGE	4,742	5,227	54	1,293	3,880	—
Conditional advances BPI	6,770	7,008	1,152	1,338	4,518	—
Lease liabilities	214	220	175	14	31	—
Derivative instruments	9,932	9,932	—	—	5,929	4,003
Total financial liabilities	61,585	80,098	14,743	13,179	48,173	4,003

	AS OF DECEMBER 31, 2022
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Kreos 1 & 2 bond loans	12,982	14,098	9,034	5,065	—	—
Oceane	19,957	31,000	1,500	1,500	28,000	—
PGE	4,838	5,173	1,293	1,293	2,586	—
Conditional advances BPI	6,783	6,813	3,697	1,490	1,626	—
Royalty certificates	3,287	—	—	—	—	—
Lease liabilities	1,384	1,403	558	557	289	—
Derivative instruments	566	566	142	—	424	—
Total financial liabilities	49,797	59,053	16,223	9,905	32,925	—

	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
(amounts in thousands of euros)
Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances BPI	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—